Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following as of December 31, 2015 and 2014 (in millions, except years):

	As of December 31,		Depreciation Period (Years)
	2015	2014
Software and internally developed software	$474	$377	1 to 3
Computer and network equipment	410	247	1 to 4
Land	138	138	N/A
Buildings and building improvements	188	150	2.5 to 40
Leasehold improvements	216	202	1 to 17
Equipment, aircraft and office furniture	197	187	1 to 15
	1,623	1,301
Less accumulated depreciation and amortization	(586)	(427)
Property and equipment, net	$1,037	$874